UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	February 14 , 2013	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   117

Form 13F Information Table Value Total:   $1,356,803.32  (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABERDEEN EMERGING MARKETS T	Common	00301T102	 $2,686.90 	 124,972 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN ISRAEL FUND, INC	Common	00301L109	 $424.07 	 32,372 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN LATIN AMERICA EQUI	Common	00306K106	 $1,647.76 	 45,468 	 SH  	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common	006212104	 $23,993.41 	 2,265,667 	 SH  	n/a	sole	n/a	sole		0	0
AGIC INTERNATIONAL & PREMIU	Common	00119Q100	 $784.37 	 80,863 	 SH  	n/a	sole	n/a	sole		0	0
ALLIANCEBERNSTEIN INC FUND	Common	01881E101	 $68,370.12 	 8,440,755 	 SH  	n/a	sole	n/a	sole		0	0
ASIA PACIFIC FUND INC		Common	044901106	 $5,038.91 	 465,703 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK CREDIT ALLOC IV	Common	092508100	 $3,287.92 	 239,470 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK ENH CAP AND INC	Common	09256A109	 $8,047.97 	 647,985 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK ENHANCED DIVIDEND	Common	09251A104	 $6,520.76 	 908,184 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK GLOBAL OPP EQTY T	Common	092501105	 $3,810.39 	 288,666 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME TRUST		Common	09247F100	 $3,077.96 	 418,770 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INTERNATIONAL GRO	Common	092524107	 $12,342.48 	 1,679,249 	 SH  	n/a	sole	n/a	sole		0	0
BOULDER TOTAL RETURN FUND	Common	101541100	 $6,647.11 	 368,465 	 SH  	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common	153436100	 $390.79 	 11,521 	 SH  	n/a	sole	n/a	sole		0	0
CHINA FUND INC			Common	169373107	 $646.13 	 30,179 	 SH  	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common	219350105	 $126.20 	 10,000 	 SH  	n/a	sole	n/a	sole		0	0
DOW 30 ENHANCED PREMIUM & I	Common	260537105	 $2,002.81 	 186,656 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE ENH EQT INC II	Common	278277108	 $14,533.32 	 1,392,080 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE ENHANCED EQ INC	Common	278274105	 $21,060.80 	 1,975,685 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE MI MUNICIPAL IN	Common	27826D106	 $1,184.26 	 85,816 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED DIV	Common	27828N102	 $23,875.84 	 2,548,115 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED GLO	Common	27829F108	 $8,726.22 	 990,490 	 SH  	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common	73936T474	 $83,292.57 	 3,234,663 	 SH  	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORPORATION		Common	30231G102	 $446.51 	 5,159 	 	 SH  	n/a	sole	n/a	sole		0	0
FEDERATED ENHANCED TREASURY	Common	314162108	 $12,566.84 	 886,237 	 SH  	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common	347200107	 $4,072.16 	 246,201 	 SH  	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common	35471R106	 $782.90 	 63,599 	 SH  	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common	36242H104	 $12,300.76 	 760,245 	 SH  	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common	368802104	 $24,606.08 	 884,392 	 SH  	n/a	sole	n/a	sole		0	0
GREATER CHINA FUND		Common	39167B102	 $2,707.71 	 210,226 	 SH  	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common	36191C205	 $144.34 	 16,667 	 SH  	n/a	sole	n/a	sole		0	0
ILLINOIS TOOL WORKS		Common	452308109	 $206.75 	 3,400 	 	 SH  	n/a	sole	n/a	sole		0	0
INDIA FUND INC			Common	454089103	 $846.73 	 40,494 	 SH  	n/a	sole	n/a	sole		0	0
INDONESIA FUND, INC.		Common	00305P106	 $122.91 	 10,532 	 SH  	n/a	sole	n/a	sole		0	0
ING GLOBAL EQUITY DIVIDEND 	Common	45684E107	 $204.18 	 23,550 	 SH  	n/a	sole	n/a	sole		0	0
INTERNATIONAL BUSINESS MACH	Common	459200101	 $691.30 	 3,609 	 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS 1-3 YEAR C	Common	464288646	 $17,634.15 	 167,180 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS MBS BOND F	Common	464288588	 $13,134.72 	 121,629 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common	464287242	 $19,759.72 	 163,317 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN TRES INF PR 	Common	464287176	 $1,969.63 	 16,223 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common	464286103	 $2,238.89 	 89,057 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common	464286400	 $3,098.96 	 55,398 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common	464286509	 $21,565.99 	 759,366 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common	464286608	 $8,329.13 	 248,928 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common	464286707	 $7,932.73 	 336,275 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common	464286871	 $2,245.19 	 115,612 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common	464286848	 $4,838.17 	 496,223 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common	464286665	 $10,702.90 	 227,045 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common	464286699	 $12,096.65 	 674,284 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P 500 INDEX FUND	Common	464287200	 $2,414.63 	 16,869 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P NATIONAL MUNICI	Common	464288414	 $2,717.65 	 24,563 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common	471057109	 $3,457.47 	 620,730 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN SMALLER CAPITALIZATIO	Common	47109U104	 $6,063.10 	 842,097 	 SH  	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common	46614T107	 $4,122.93 	 294,495 	 SH  	n/a	sole	n/a	sole		0	0
JOHN HANCOCK T/A DVD INCOME	Common	41013v100	 $405.90 	 22,500 	 SH  	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common	494368103	 $423.75 	 5,019 	 	 SH  	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common	50063B104	 $1,245.17 	 135,051 	 SH  	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common	52106W103	 $3,724.06 	 246,790 	 SH  	n/a	sole	n/a	sole		0	0
LAZARD WORLD DIVIDEND & INC	Common	521076109	 $383.08 	 30,524 	 SH  	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common	526107107	 $5,117.29 	 97,435 	 SH  	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common	530158104	 $22,018.58 	 4,616,054 	 SH  	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common	55608D101	 $6,247.08 	 327,587 	 SH  	n/a	sole	n/a	sole		0	0
MARKET VECTORS INTERMEDIATE	Common	57060U845	 $2,940.11 	 124,370 	 SH  	n/a	sole	n/a	sole		0	0
MARKET VECTORS-LEHMAN BROS 	Common	57060U886	 $2,585.58 	 128,508 	 SH  	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common	592834105	 $1,000.62 	 70,219 	 SH  	n/a	sole	n/a	sole		0	0
MFS INTERMARKET INC TRUST I	Common	59318R103	 $180.20 	 20,500 	 SH  	n/a	sole	n/a	sole		0	0
MONTGOMERY ST INCOME SEC IN	Common	614115103	 $2,167.85 	 128,275 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common	61744U106	 $6,444.55 	 430,210 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY EMRG MARKETS	Common	61744G107	 $2,223.44 	 143,448 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY INDIA INVEST	Common	61745C105	 $579.36 	 31,266 	 SH  	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common	644465106	 $11,072.47 	 710,685 	 SH  	n/a	sole	n/a	sole		0	0
NEW IRELAND FUND INC		Common	645673104	 $367.87 	 40,425 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN CORE EQUITY ALPHA FU	Common	67090X107	 $640.31 	 47,963 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN DIVERSIFIED CURRENCY	Common	67090N109	 $898.30 	 69,798 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN DIVIDEND ADV MUNI 3	Common	67070X101	 $150.90 	 10,000 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN DIVIDEND AD	Common	67070W103	 $285.25 	 19,551 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN QUALITY PREFERRED II	Common	67072W101	 $121.79 	 13,700 	 SH  	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common	704326107	 $236.52 	 7,605 	 	 SH  	n/a	sole	n/a	sole		0	0
POWERSHARES BUILD AMERICA P	Common	73937B407	 $39,786.53 	 1,315,692 	 SH  	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common	746922103	 $13,504.13 	 1,042,790 	 SH  	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common	780910105	 $19,928.54 	 1,484,988 	 SH  	n/a	sole	n/a	sole		0	0
RYDEX S&P EQUAL WEIGHT ETF	Common	78355W106	 $8,987.89 	 168,565 	 SH  	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common	82929L109	 $4,868.79 	 348,268 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL INTL 	Common	78464A516	 $9,084.14 	 148,896 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common	78464A458	 $99,455.51 	 4,102,950 	 SH  	n/a	sole	n/a	sole		0	0
SPDR DOW JONES INDUSTRIAL A	Common	78467X109	 $43,885.59 	 336,082 	 SH  	n/a	sole	n/a	sole		0	0
SPDR GOLD TRUST			Common	78463V107	 $49,444.90 	 305,177 	 SH  	n/a	sole	n/a	sole		0	0
SPDR LEHMAN SHORT TERM MUNI	Common	78464A425	 $43,457.36 	 1,787,633 	 SH  	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common	78462F103	 $74,774.36 	 525,064 	 SH  	n/a	sole	n/a	sole		0	0
SPECIAL OPPORTUNITIES FUND	Common	84741T104	 $17,646.66 	 1,175,660 	 SH  	n/a	sole	n/a	sole		0	0
STRATEGIC GLOBAL INCOME FUN	Common	862719101	 $274.81 	 25,051 	 SH  	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common	870875101	 $11,246.39 	 996,137 	 SH  	n/a	sole	n/a	sole		0	0
TAIWAN FUND INC			Common	874036106	 $282.89 	 17,313 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON DRAGON FUND INC	Common	88018T101	 $1,633.37 	 57,432 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON EMERGING MKTS FND	Common	880191101	 $786.82 	 39,341 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON RUSSIA & EAST EUR	Common	88022F105	 $302.97 	 20,709 	 SH  	n/a	sole	n/a	sole		0	0
THAI CAPITAL FUND, INC.		Common	882905201	 $478.95 	 39,550 	 SH  	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common	882904105	 $440.99 	 22,105 	 SH  	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common	298768102	 $5,620.82 	 799,548 	 SH  	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common	895436103	 $25,306.48 	 1,576,728 	 SH  	n/a	sole	n/a	sole		0	0
TURKISH INVESTMENT FUND, IN	Common	900145103	 $218.58 	 13,136 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common	922042858	 $16,870.99 	 378,868 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common	921943858	 $31,862.58 	 904,416 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common	922042874	 $28,798.65 	 589,653 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common	922908637	 $25,230.80 	 387,213 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD LONG-TERM CORP BON	Common	92206C813	 $258.16 	 2,815 	 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common	922908629	 $22,250.31 	 269,897 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common	922042866	 $17,582.13 	 329,315 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD S&P 500 ETF		Common	922908413	 $62,858.87 	 964,241 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD S/T CORP BOND ETF	Common	92206c409	 $2,548.55 	 31,730 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common	922908751	 $22,431.14 	 277,270 	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common	95766R104	 $15,209.55 	 1,152,239 	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD SEC&INC	Common	95766Q106	 $4,318.24 	 329,385 	 SH  	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common	95766U107	 $27,999.09 	 1,490,106 	 SH  	n/a	sole	n/a	sole		0	0
ZWEIG FUND INC			Common	989834205	 $10,590.51 	 870,930 	 SH  	n/a	sole	n/a	sole		0	0
ZWEIG TOTAL RETURN FUND INC	Common	989837208	 $18,575.37 	 1,508,966 	 SH  	n/a	sole	n/a	sole		0	0
Total Securities: 117			 		 $1,356,803.32








